John Hancock Financial Services U.S. Wealth Management Law Department 601 Congress Street Boston, MA 02210-2805 (617) 663-3192 Fax: (617) 663-2197 E-Mail: tloftus@jhancock.com
VIA EDGAR
January 31, 2012
Sonny Oh, Esq.
Division of Investment Management
Office of Insurance Products
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549-4644

Re:	Manulife Financial Corporation/John Hancock Life Insurance Company (U.S.A.) Initial Joint Registration Statement on Form F-3
Dear Mr. Oh:
We are transmitting today for filing with the Commission under the Securities Act of 1933 a joint registration statement on Form F-3 on behalf of John Hancock Life Insurance Company (U.S.A.) (“John Hancock USA”) and its parent, Manulife Financial Corporation (“MFC”)(“New Registration Statement”). The New Registration Statement covers the offer and sale by John Hancock USA of a form of single premium deferred annuity contract with market value adjustment interests (the “Contract”) that are fully and unconditionally guaranteed by MFC. We are filing an omnibus form of prospectus with the New Registration Statement.
We intend the New Registration Statement to replace SEC File Nos. 333-159101 and 333-159101-01 (the “Currently Effective Base MVA Registration”), which were declared effective on July 20, 2009. John Hancock USA intends to use the prospectus in the New Registration Statement to offer the Contract in different distribution channels. The omnibus prospectus in the New Registration Statement also discloses the availability of new guarantee periods under currently issued Contracts described in the Currently Effective Base MVA Registration. As filed, the omnibus prospectus includes all information applicable to Contracts issued by John Hancock USA in each of the distribution channels. Following the effectiveness of the New Registration Statement, a final prospectus will be tailored to the market in which the Contract is used and, therefore, the form of a final prospectus will vary from that filed herewith in the following respects:
          (1) The Contract has a different marketing name for each distribution channel. As filed, the prospectus in the New Registration Statement refers generically to “Product Marketing Name” on the cover page. The cover page of a final prospectus will specify the marketing name of the Contract for the channel in which that form of prospectus is being used. The marketing name will not appear elsewhere in the final prospectus.
          (2) The minimum purchase payment for a newly issued Contract will vary by marketing channel. As filed, the prospectus in the New Registration Statement identifies all minimum purchase payment options on the cover page. The cover page of a final prospectus for newly issued Contracts will specify only the minimum purchase payment for the channel in which that form of prospectus is being used. Subsequent discussion in the final prospectus of the minimum purchase payment will refer to the amount specified on the cover page.
          (3) The Withdrawal Charge Schedule for the Contract is set forth in Appendix B to the prospectus. As filed, the prospectus in the New Registration Statement contains two versions of Appendix B. A final prospectus for newly issued Contracts will contain only the Withdrawal Charge Schedule appropriate to the distribution channel in which the prospectus is being used. A final prospectus for available guarantee periods under previously issued Contracts may contain both versions of Appendix B.

Sonny Oh, Esq.
SEC Office of Insurance Products
January 31, 2012

We will subsequently file, under Rule 424, each form of a final prospectus that will include the definitive marketing name, minimum purchase payment, and Withdrawal Charge Schedule for each version of the prospectus as it will be used for newly issued Contracts. We will also subsequently file, under Rule 424, any other form of a final prospectus that describes available guarantee periods under previously issued Contracts.
The enclosed courtesy copies are marked against the last formal filing with the Commission of the Currently Effective Base MVA Registration on July 17, 2009. We marked the courtesy copies to indicate the following revisions to the Currently Effective Base MVA Registration 1:
1.	Part II — Filing Fee Table. The filing fee table reflects the amount of securities to be registered, the filing fees for securities expected to remain unsold, and the offset of filing fees remaining unsold from the Current Base MVA Registration.

2.	Part II — Revisions of an Updating Nature.

3.	Prospectus —Revisions to Conform Disclosure. We have made non-substantive revisions to the disclosure in several sections of the enclosed prospectus to reflect updates to definitions, risk disclosure, accounting treatment and tax law changes. We describe these revisions in more detail below.
Cover Pages:

We have updated cross-references, disclosure regarding tax consequences, and disclosure regarding accounting principles.

I. Glossary:

We have updated the definitions for “Annuity Option” and “Annuities Service Center.” We also have added definitions for “Good Order,” “Guarantee Period” and “In Writing.”

II. Overview:

We have added section headings, removed language regarding group contracts, re-ordered paragraphs for clarity, highlighted “Risks Related to the Withdrawal Charge” and revised disclosure thereto, and added disclosure regarding the Small Business Jobs Act of 2010.

III. Description of the Contract:

We have revised the sections on “Subsequent Guarantee Periods,” “Telephone and Electronic Transactions,” “Death Benefit Before Maturity Date,” and “Right to Review” to reflect current practices. We also have added disclosure regarding “Impact of Divorce,” “Signature Guarantee Requirements for Surrenders and Withdrawals,” partial annuitization, the Federal Defense of Marriage Act, and Code Section 72(s).

IV. Charges, Deductions and Adjustments:

We have updated state variations where applicable, adopted the term “turned” instead of “attained” regarding a persons age and revised the definition for “k= the adjustment factor.” We also revised the examples to reflect a more realistic current guaranteed rate of 4%.

[1]	We filed Pre-effective Amendment No. 1 to the Currently Effective Base MVA Registration on July 17, 2009 (SEC File Nos. 333-159101 and 333-159101-01) (Accession No. 0000950123-09-022883), shortly before it was declared effective on July 20, 2009. We made the initial filing on Form F-3 for the Currently Effective Base MVA Registration on May 8, 2009 (Accession No. 0000950135-09-003799).

Sonny Oh, Esq.
SEC Office of Insurance Products
January 31, 2012

V. General Information About Us:

We have revised disclosure about the parent company, MFC, and we have updated the revenue sharing section to reflect our agreements currently in effect.

VI. The MFC Subordinated Guarantee:

We have updated disclosure about the parent company, MFC, and we have updated the list of documents incorporated by reference in the section entitled “Where You Can Find More Information.”

VII. Federal Tax Matters:

We have revised and added disclosure reflecting changes to the tax laws.

VIII. General Matters:

We have made changes of an updating nature to the “Legal Proceedings,” “Legal Opinions” and “Experts” sections.

Appendix A — Example of Market Value Adjustment Calculation:

We have updated the Sample Calculations by changing the Guaranteed Rates in the tables and calculations that follow.

Appendix B — Withdrawal Charge Schedule:

We have updated the Withdrawal Charge Schedules.

Other Revisions:

We have made non-substantive revisions, mainly typographical in nature, to the Prospectus and Part II.
Please direct any comments and questions regarding the registration statement to me at (617) 663-3192 or, in my absence, to David Pickett, Senior Counsel — Annuities at (617) 663-2203.
Very truly yours,
/s/ Thomas J. Loftus
Thomas J. Loftus
Senior Counsel — Annuities